INVESTMENT IN AECOM DC RETIREMENT PLANS STABLE VALUE MASTER TRUST (Details) - EBP 055 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Interest and dividend income	$ 7,184
Net investment income	1,000,371
Beginning of year	6,778,558
End of year	7,368,267
Master Trust | Stable Value Master Trust
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Interest and dividend income	9,273
Net purchases (redemptions)	(19,214)
Administrative expenses	(9)
Net investment income	(9,950)
Beginning of year	323,734
End of year	313,784
Plan interest in Master Trust | Stable Value Master Trust
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Interest and dividend income	9,273
Net purchases (redemptions)	(19,214)
Administrative expenses	(9)
Net investment income	(9,950)
Beginning of year	323,734
End of year	$ 313,784